LEASE COMMITMENTS (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-Use Asset
Amortization of ROU Asset	$ (211,913)	$ (114,032)
Canfield [Member]
Right-of-Use Asset
ROU Asset, at beginning			$ 43,677
Amortization of ROU Asset			(24,959)
ROU Asset, at end			$ 18,718